Inventories (Schedule Of Inventory Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Inventory reserves at beginning of year	$ 550	$ 982
Impairment charges		6
Write down of impaired inventories		(438)
Disposal of inventory	(550)
Inventory reserves at end of year		$ 550